Taxation Paid - Detailed Information About Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes paid (refund) [abstract]
Amount owing at beginning of the year	$ (121.3)	$ (24.8)	$ (0.9)
SA and foreign current taxation recognised in profit or loss	(424.4)	(366.5)	(190.6)
SA and foreign current taxation recognised in OCI	0.0	0.0	(14.7)
Amount owing at end of the year	115.9	121.3	24.8
Translation	(19.0)	(8.7)	(0.4)
Total taxation paid	$ (448.8)	$ (278.7)	$ (181.8)